Average Annual Total Returns - Invesco BulletShares 2021 Corporate Bond ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD Corporate Bond 2021 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD Corporate Bond 2021 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq BulletShares® USD Corporate Bond 2021 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 17, 2013	5.42%	3.03%	3.66%	4.27%	1.92%	2.50%	3.20%	1.82%	2.29%	5.48%	3.08%	3.70%	14.54%	4.60%	4.85%